Inventories (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Non-current portion - primary ore (zinc-only)		$ 13,087	$ 13,087
Non-current portion - supergene ore		1,839	1,839
Depreciation (included work-in-progress and finished goods inventories )		7,559	6,370
Inventory Writedown	$ 10,918
commitments to purchase and unsettled obligations for property		$ 1,059	$ 1,782